Investments in associates and joint ventures -Carrying amount, equity in results and dividend received (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 3,225	$ 3,568	$ 3,696
Equity results in income statement	305	98	309
Dividends received	$ 245	227	193
VLI S.A.
Investments in associates and joint ventures
% Ownership	37.60%
% Voting capital	37.60%
Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	50.00%
Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	51.00%
Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	51.00%
Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	51.10%
MRS Logistica S.A.
Investments in associates and joint ventures
% Voting capital	46.80%
Samarco Mineracao S.A.
Investments in associates and joint ventures
% Voting capital	50.00%
Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
% Voting capital	55.00%
Ferrous minerals
Investments in associates and joint ventures
Investments in associates and joint ventures	$ 1,814	1,922
Equity results in income statement	417	329	179
Dividends received	$ 189	130	113
Ferrous minerals | VLI S.A.
Investments in associates and joint ventures
% Ownership	37.60%
% Voting capital	37.60%
Investments in associates and joint ventures	$ 857	968
Equity results in income statement	30	29	36
Dividends received	$ 7	19
Ferrous minerals | Zhuhai YPM Pellet Co
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
Investments in associates and joint ventures	$ 22	23
Ferrous minerals | Baovale Mineracao S.A
Investments in associates and joint ventures
% Voting capital	50.00%
Investments in associates and joint ventures	$ 23	26
Equity results in income statement	5	7	9
Dividends received	$ 1	1
Ferrous minerals | Companhia Coreano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	50.00%
Investments in associates and joint ventures	$ 104	89
Equity results in income statement	69	50	17
Dividends received	$ 32	19	26
Ferrous minerals | Companhia Hispano-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	51.00%
Investments in associates and joint ventures	$ 83	82
Equity results in income statement	55	41	15
Dividends received	$ 23	16	27
Ferrous minerals | Companhia Italo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	51.00%
Investments in associates and joint ventures	$ 81	80
Equity results in income statement	60	40	16
Dividends received	$ 32	17	9
Ferrous minerals | Companhia Nipo-Brasileira de Pelotizacao
Investments in associates and joint ventures
% Voting capital	51.11%
Investments in associates and joint ventures	$ 148	137
Equity results in income statement	126	93	29
Dividends received	$ 67	29	41
Ferrous minerals | MRS Logistica S.A.
Investments in associates and joint ventures
% Voting capital	46.75%
Investments in associates and joint ventures	$ 496	517
Equity results in income statement	72	69	57
Dividends received	27	29	10
Coal
Investments in associates and joint ventures
Investments in associates and joint ventures	317	317
Equity results in income statement	$ 16	20	(4)
Coal | Henan Longyu Energy Resources Co., Ltd.
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
Investments in associates and joint ventures	$ 317	317
Equity results in income statement	16	20	(4)
Base metals
Investments in associates and joint ventures
Investments in associates and joint ventures	14	13
Equity results in income statement	$ 1	1	(4)
Dividends received			4
Base metals | Korea Nickel Corp
Investments in associates and joint ventures
% Ownership	25.00%
% Voting capital	25.00%
Investments in associates and joint ventures	$ 14	13
Equity results in income statement	1	1	(1)
Dividends received			4
Base metals | Teal Minerals Inc.
Investments in associates and joint ventures
Equity results in income statement			(3)
Others
Investments in associates and joint ventures
Investments in associates and joint ventures	1,080	1,316
Equity results in income statement	(129)	(252)	138
Dividends received	$ 56	97	76
Others | Mineracao Rio Grande do Norte S.A.
Investments in associates and joint ventures
% Ownership	40.00%
% Voting capital	40.00%
Investments in associates and joint ventures	$ 93	101
Equity results in income statement	2	13	48
Dividends received		41	32
Others | Others
Investments in associates and joint ventures
Investments in associates and joint ventures	92	22
Equity results in income statement	$ (5)	(68)	(8)
Dividends received			1
Others | Alianca Geracao de Energia S.A.
Investments in associates and joint ventures
% Voting capital	55.00%
Investments in associates and joint ventures	$ 486	571
Equity results in income statement	25	27	46
Dividends received	$ 25	29	39
Others | Alianca Norte Energia Participacoes S.A.
Investments in associates and joint ventures
% Voting capital	51.00%
Investments in associates and joint ventures	$ 162	160
Equity results in income statement	$ 15	(2)	(6)
Others | California Steel Industries, Inc
Investments in associates and joint ventures
% Voting capital	50.00%
Investments in associates and joint ventures	$ 247	200
Equity results in income statement	77	42	33
Dividends received	$ 31	27	4
Others | Companhia Siderurgica do Pecem
Investments in associates and joint ventures
% Voting capital	50.00%
Investments in associates and joint ventures		262
Equity results in income statement	$ (243)	$ (264)	$ 25